Finance and other costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Detailed Information About Finance And Other Costs [Abstract]
Accretion on convertible debt	$ 495	$ 193
Accretion on notes payable	182	689
Accretion on secured debentures		153
Accretion on lease liabilities	2,166	3,357
Interest on notes payable	358	1,341
Interest on interest bearing borrowings	1,083	1,408
Interest on convertible debt	355	0
Transaction and other costs for the period	5,809	2,614
Total	12,868	$ 10,058
Non-cash interest recovery	$ 1,625